Net Loss Per Common Share - Schedule of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (64,584)	$ (55,514)	$ (217,074)	$ (178,056)	$ (250,316)	$ (178,249)
Denominator
Weighted-average common shares used in computing basic net loss per share (in shares)	8,310,373	6,354,980	7,811,727	6,133,791	6,261,247	9,878,239
Weighted-average common shares used in computing diluted net loss per share (in shares)	8,310,373	6,354,980	7,811,727	6,133,791	6,261,247	9,878,239
Net loss per share, basic (in dollars per share)	$ (7.77)	$ (8.74)	$ (27.79)	$ (29.03)	$ (39.98)	$ (18.04)
Net loss per share, diluted (in dollars per share)	$ (7.77)	$ (8.74)	$ (27.79)	$ (29.03)	$ (39.98)	$ (18.04)